Notes to the Balance Sheet - Summary of Non-Current Prepaid Expenses (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Non-Current Prepaid Expenses [Line Items]
Non-current prepaid expenses	€ 7,405,000	€ 9,192,000
Other Current Assets	1,324,000	4,059,000
Prepaid Expenses and Other Assets, Net of Current Portion	€ 8,728,994	€ 13,250,634